Receivable due from related party (Narrative) (Details) - Services Agreement [Member] - Joint ventures [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
JV service fee per annum	$ 6.5
Fee and commission income, before adjustments for inflation	6.0
Service fee earned as operators of joint venture	5.1	$ 4.9
Service fee income, gross	6.3	6.1
Withholding taxes incurred	1.2	1.2
Amounts receivable, related party transactions	$ 7.3	$ 2.7